Warrants (Details) - Schedule of the aggregate value of the private warrants	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Warrants (Details) - Schedule of the aggregate value of the private warrants [Line Items]
Warrant liabilities beginning balance
Additions	8,814,592
Change in fair value	(21,358)	$ (3,108)
Foreign currency translation	(845)
Warrant liabilities ending balance	8,792,389
Warrant liabilities ending balance (in Dollars) | $		1,279,507
Private Warrants [Member]
Warrants (Details) - Schedule of the aggregate value of the private warrants [Line Items]
Warrant liabilities beginning balance
Additions	8,814,592
Change in fair value	(21,358)
Foreign currency translation	(845)
Warrant liabilities ending balance	¥ 8,792,389
Warrant liabilities ending balance (in Dollars) | $		$ 1,279,507